Oct. 02, 2023
ESG Money Market Portfolio
ESG Money Market Portfolio

The fourth sentence in the last paragraph of the sections of each Summary Prospectus titled "Principal Investment Strategies" and each Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees if the Fund's Board of Trustees determines that such fee is in the best interests of the Fund.

Please retain this supplement for future reference.